Shareholder Fees - Allspring Managed Account CoreBuilder® Shares - Series EPI - CoreBuilder Shares - Series EPI - Series EPI	Mar. 31, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%